J.P. MORGAN INCOME FUNDS

JPMorgan Core Bond Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated November 21, 2016

to the Summary Prospectuses and Prospectuses dated July 1, 2016, as supplemented

Addition to Portfolio Management Team. Effective immediately, Peter Simons is added as a named portfolio manager for the JPMorgan Core Bond Fund (the “Fund”). The information in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Barbara Miller	2015	Managing Director
Richard Figuly	2015	Managing Director
Peter Simons	2016	Managing Director

In addition, the paragraph related to the JPMorgan Core Bond Fund in the section titled “The Fund’s Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

Core Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by research teams who provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Fund.

Barbara Miller, Managing Director, is the lead portfolio manager responsible for the day-to-day management of the Fund. An employee of JPMIM or predecessor firms since 1994 and portfolio manager for the Fund since September 2015, Ms. Miller is currently the head of the U.S. Value Driven Platform within JPMIM’s Global Fixed Income, Currency & Commodities Group (GFICC). She also has served as the manager and a senior portfolio manager for the Fixed Income Mid Institutional Taxable Group since 2007 which provides individually managed fixed income investments for fully discretionary, institutional accounts and personal investment management accounts. Richard Figuly, Managing Director, became part of the team responsible for management of the Fund in September 2015. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the GFICC group and a portfolio manager for the U.S. Value Driven team and is responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. Peter Simons, Managing Director and CFA charterholder, has been a portfolio manager of the Fund since November 2016. An employee of JPMIM or predecessor firms since 2001, Mr. Simons is a member of the GFICC group and a portfolio manager for the U.S. Value Driven team responsible for managing taxable bond portfolios for institutional clients.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-CB-PM-1116

J.P. MORGAN INCOME FUNDS

JPMorgan Core Bond Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated November 21, 2016

to the Statement of Additional Information

dated July 1, 2016, as supplemented

Effective immediately, the information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Core Bond Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 29, 2016:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Core Bond Fund
Barbara Miller	15	$18,415,301	2	$9,495,513	23	$1,300,377
Richard Figuly	12	23,825,068	9	2,182,219	39	10,434,184
Peter Simons	14	14,483,093	4	10,113,040	26	6,335,289

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 29, 2016:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Core Bond Fund
Barbara Miller	0	$0	0	$0	0	$0
Richard Figuly	0	0	0	0	1	1,019,603
Peter Simons	0	0	0	0	1	103,904

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of February 29, 2016:

Dollar Range of Securities in the Fund
	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$500,001 - $1,000,000	Over $1,000,000
Core Bond Fund
Barbara Miller							X
Richard Figuly					X
Peter Simons*					X

*	As of October 31, 2016.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-CB-1116

J.P. MORGAN INCOME FUNDS

JPMorgan Short Duration Bond Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated November 21, 2016

to the Summary Prospectuses and Prospectuses dated July 1, 2016, as supplemented

Addition to Portfolio Management Team. Effective immediately, Susan Parekh is added as a named portfolio manager for the JPMorgan Short Duration Bond Fund (the “Fund”). The information in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Gregg Hrivnak	2006	Managing Director
Richard Figuly	2006	Managing Director
Susan Parekh	2016	Executive Director

In addition, the paragraph related to the JPMorgan Short Duration Bond Fund in the section titled “The Fund’s Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

Short Duration Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

Gregg Hrivnak, Managing Director and CFA charterholder, has been the lead portfolio manager responsible for the day-to-day management of the Fund since May 2006. An employee of JPMIM or predecessor firms since 1989, Mr. Hrivnak has been part of the portfolio management team for the Fund since June 2005 and was previously a fixed income research analyst for the Taxable Bond Team responsible for asset-backed securities. He is currently a portfolio manager and trader in the Global Fixed Income, Currency & Commodities (GFICC) group. Richard Figuly, Managing Director, has participated in the management of the Fund since May 2006. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the GFICC group and a portfolio manager for the U.S. Value Driven team and is responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. Susan Parekh, Executive Director, has participated in the management of the Fund since November 2016. An employee of JPMIM or predecessor firms since 1996, Ms. Parekh is a member of GFICC and is a portfolio manager for the U.S. Value Driven team and is responsible for managing institutional taxable bond portfolios.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-SDB-PM-1116

J.P. MORGAN INCOME FUNDS

JPMorgan Short Duration Bond Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated November 21, 2016

to the Statement of Additional Information

dated July 1, 2016, as supplemented

Effective immediately, the information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Short Duration Bond Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 29, 2016:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Short Duration Bond Fund
Gregg Hrivnak	1	$49,883	2	$1,187,391	34	$3,816,533
Richard Figuly	12	42,226,809	9	2,182,219	39	10,434,184
Susan Parekh*	1	89,096	1	20,907	49	10,922,869

*	As of October 31, 2016.

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 29, 2016:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Short Duration Bond Fund
Gregg Hrivnak	0	$0	0	$0	0	$0
Richard Figuly	0	0	0	0	1	1,019,603
Susan Parekh*	0	0	0	0	1	63,978

*	As of October 31, 2016.

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of February 29, 2016:

Dollar Range of Securities in the Fund
	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$500,001 - $1,000,000	Over $1,000,000
Short Duration Bond Fund
Gregg Hrivnak						X
Richard Figuly	X
Susan Parekh*			X

*	As of October 31, 2016.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-SDB-1116

J.P. MORGAN MONEY MARKET FUNDS

JPMORGAN TRUST I

JPMorgan Prime Money Market Fund

(IM Shares)

JPMORGAN TRUST II

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

(IM Shares)

Supplement dated November 21, 2016 to the Prospectus and Statement of Additional Information dated July 1, 2016, as supplemented

Effective immediately, the first paragraph under “Purchase and Sale of Fund Shares” on pages 5, 10 and 13; the fourth paragraph of the “BUYING FUND SHARES” section in “How Your Account Works” on page 24 of the Prospectus and footnote number 8 on page 2 in Part I of the Statement of Additional Information are deleted in their entirety and replaced with the following:

IM Shares are offered only to investment companies, including the J.P. Morgan Funds, registered under the Investment Company Act of 1940, as amended (the 1940 Act) (each a “Registered Investment Company”) and/or funds that (i) are exempt from registration as an investment company pursuant to Section 3(c)(1) or 3(c)(7) of the 1940 Act and (ii) are wholly-owned by one or more Registered Investment Companies (collectively, funds).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND STATEMENT

OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-MMIM-1116

J.P. MORGAN MONEY MARKET FUNDS

JPMORGAN TRUST I

JPMorgan Prime Money Market Fund

(Cash Management, Direct, Eagle Class, Investor and Service Shares)

JPMorgan Tax Free Money Market Fund

(Eagle Class Shares)

JPMORGAN TRUST II

JPMorgan Liquid Assets Money Market Fund

(Service Shares)

Supplement dated November 21, 2016

to the Prospectuses, Summary Prospectuses and Statement

of Additional Information dated July 1, 2016, as supplemented

NOTICE OF LIQUIDATION OF THE CASH MANAGEMENT SHARES OF THE JPMORGAN PRIME MONEY MARKET FUND

The Board of Trustees of the JPMorgan Prime Money Market Fund (the “Prime Money Market Fund”) has approved the liquidation and redemption of the Cash Management Shares of the Prime Money Market Fund (the “Liquidating Class”) on or about December 21, 2016 (the “Liquidation Date”). On the Liquidation Date, the Prime Money Market Fund shall distribute to its Cash Management Shares shareholders of record, an amount equal to the net asset value of that class as calculated on the Liquidation Date. Capital gain distributions, if any, may be paid on or prior to the Liquidation Date.

Upon liquidation, shareholders may purchase any class of another J.P. Morgan Fund for which they are eligible with the proceeds of the liquidating distribution.

For taxable shareholders of the Liquidating Class, the redemption of shares on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or a loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a shareholder may voluntarily redeem his or her shares prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Distributions and Taxes” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the liquidation and redemption.

NOTICE OF SHARE CLASSES NO LONGER AVAILABLE FOR PURCHASE

In addition, effective immediately, no purchases of Cash Management, Direct, Eagle Class, Investor and Service Shares of the JPMorgan Prime Money Market Fund; Eagle Class Shares of the JPMorgan Tax Free Money Market Fund; and Service Shares of the JPMorgan Liquid Assets Money Market Fund will be accepted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES, SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-MM-LIQ-1116